Prospectus and Statement of Additional Information Supplement
                                  June 10, 2004


IDS Life Series Fund, Inc. (June 27, 2003)
   Equity Portfolio
   Equity Income Portfolio
   Government Securities Portfolio
   Income Portfolio
   International Equity Portfolio
   Managed Portfolio
   Money Market Portfolio

Prospectus S-6191-99 U
Statement of Additional Information S-6191-20 U


At the special meeting of contract holders held on June 9, 2004, contract holders approved mergers ("Reorganizations") of the funds on the left in the list below ("Selling Funds") with those on the right ("Buying Funds").


---------------------------------------------------- -------------------------------------------------------------------
Selling Fund                                         Buying Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Equity Portfolio                       AXP Variable Portfolio - Capital Resource Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Equity Income Portfolio                AXP Variable Portfolio - Diversified Equity Income Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Government Securities Portfolio        AXP Variable Portfolio - Short Duration U.S. Government Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Income Portfolio                       AXP Variable Portfolio - Diversified Bond Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - International Equity Portfolio         AXP Variable Portfolio - International Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Managed Portfolio                      AXP Variable Portfolio - Managed Fund
---------------------------------------------------- -------------------------------------------------------------------
Life Series - Money Market Portfolio                 AXP Variable Portfolio - Cash Management Fund
---------------------------------------------------- -------------------------------------------------------------------

S-6191-35 A (6/04)

Valid until further notice